Notes payable	12 Months Ended
Dec. 31, 2020
Notes payable
Notes payable

Note 11 – Notes payable

Notes payable consist of the following:

	December 31,	December 31,
	2020	2019
Financing Agreement – 2021
Principal amount and interest accrued	$—	$90,795
Unamortized debt discount	—	(5,773)
Net carrying amount	—	85,022

Financing Agreement – 2023
Principal amount	300,000	—
Unamortized debt discount	(25,126)	—
Net carrying amount	274,874	—

Promissory Note – 2024
Principal amount	10,000	—
Unamortized debt discount	(300)	—
Net carrying amount	9,700	—

Secured Promissory Notes – 2029	—	2,505

Seller note payable	6,500	17,000
Other notes payable	427	426
Total other notes payable	$6,927	$17,426

Current portion of notes payable	6,500	17,000
Long term notes payable	285,001	87,953
Total notes payable	$291,501	$104,953

Financing Agreement – 2021

In August 2018, the Company issued $85,000 of senior secured debt (the “Financing Agreement – 2021”). In connection with the Financing – 2021 Agreement, the Company paid a fee of $1,700 upon the initial funding.

The Financing Agreement – 2021 accrued interest at a rate of 15% per annum, of which 10% was payable in cash quarterly and 5% is payable in kind. Principal and interest were due in full on August 23, 2021. The Financing Agreement – 2021 was secured by a guarantee of each wholly-owned direct and indirect subsidiary of the Company, as well as a pledge of the Company’s assets and each such guarantor and contains certain negative covenants, including restrictions on the Company’s ability to pay dividends, invest in non-wholly owned entities and to incur non-subordinated debt.

The Financing Agreement – 2021 may be pre-paid in tranches of up to $25,000 or $50,000 upon 90 or 180 days written notice. Any amount prepaid once the outstanding principal falls below $25,000 is subject to a prepayment premium.

In connection with the Financing Agreement – 2021, the Company issued warrants to purchase 3,598,492 shares of common stock of Curaleaf, Inc for a nominal value. The liability component of the notes was recorded at fair value of $77,556 and the equity component at the residual amount of $7,444. A debt discount is reflected as a reduction of the carrying value of the long-term debt on the Company’s consolidated statements of financial position and is being amortized to interest expense over the term of the notes using the effective interest method.

The Company recognized interest expense under the Financing Agreement – 2021 of $0 and $15,682 for the years ended December 31, 2020 and 2019, respectively, including interest expense related to the amortization of the debt discount of $0 and $2,250, respectively.

The Company satisfied, in full, its obligations including early repayment fees of $9,920 under the Financing Agreement – 2021 in connection with and out of the proceeds from the Financing Agreement – 2023 (as defined below) in January 2020. The early repayment fee was recorded with the debt discount and is being amortized over the term of the loan with the remaining unamortized debt discount netting against notes payable in the consolidated statements of financial position. The extinguishment of the loan under the Finance Agreement – 2021 was accounted for as a non-substantial modification to Financing Agreement – 2023.

Financing Agreement – 2023

In January 2020, the Company closed on a senior secured term loan facility (“Financing Agreement – 2023”) from a syndicate of lenders totaling $300,000. The notes bear interest at a rate of 13.0% per annum, payable quarterly in arrears with maturity in December 2023. The notes contain certain principal prepayment premiums.

The Company satisfied its obligations in full under the Financing Agreement – 2021 in connection with, and out of the proceeds of the Financing Agreement - 2023. This was accounted for as a non-substantial modification with the related gain of $2,269 recorded in other income (expense) in the consolidated statements of profits and losses.

The Financing Agreement – 2023 may be pre-paid but is subject to a prepayment premium dependent on the loan year. Any prepayment made between January 10, 2022 and January 9, 2023, will incur a prepayment premium of 6.50%. Any prepayment made between January 10, 2023 and October 14, 2023, will incur a prepayment premium of 3.25%. Any prepayment made on or after October 15, 2023, will not incur a prepayment premium.

Beginning with the fiscal quarter ending December 31, 2020, the Financing Agreement – 2023 is subject to a mandatory amortization payment and a yield maintenance premium. The mandatory amortization payment is paid ratably to each lender based on the aggregate principal amount of all initial term loans times an applicable rate that is based on the leverage ratio.

For the quarter ended December 31, 2020, the applicable percentage ranges from 0% to 3.00% depending on the leverage ratio. For all quarters in 2021, the applicable percentage ranges from 0% to 6.00% depending on the leverage ratio. For all quarters in 2022, the applicable percentage ranges from 0% to 8.00% depending on the leverage ratio. For all quarters in 2023 through September 30, 2023, the applicable percentage ranges from 0% to 9.00% depending on the leverage ratio.

The yield maintenance premium is paid based on all amounts repaid. The premium is determined by the amount of interest that would have otherwise been payable on the prepayment less the aggregate amount of interest that would have been earned if the prepayment were to be reinvested from the date of prepayment until January 10, 2022 at the yield maintenance premium rate. The yield maintenance premium rate is the rate per annum equal to the rate in effect 3 days before the repayment date for U.S. Treasury instruments that have a maximum term of 3 months or less times 0.50%.

The Company recognized interest expense under the Financing Agreement – 2023 of $44,786 for the year ended December 31, 2020, including interest expense related to the amortization of the debt discount of $6,184.

Promissory Note – 2024

In October 2020, the Company entered into a Promissory Note with a principal sum of $10,000 with Baldwin Holdings, LLC (“Promissory Note – 2024”) to replace the contingent liability incurred in connection with the Curaleaf, MA acquisition (Note 20) which was deemed completed in March 2020. The issue price of the Promissory Note – 2024 is equal to 97.00% of the principal amount of the Promissory Note – 2024 and the remaing $300 is treated as Original Issue Discount (“OID”).

The Promissory Note – 2024 carries a fixed interest rate per quarter equal to 3.25%. Interest is payable in arrears on the last day of each fiscal quarter, commencing December 31, 2020. The Maturity Date of the Promissory Note – 2024 is June 10, 2024.

The Promissory Note – 2024 contain other terms substantially similar to the Financing Agreement – 2023, except that the Promissory Note – 2024 is secured by separate collateral consisting solely of the equity of, and guarantees given by, the Company’s subsidiaries Curaleaf Hartford, Inc. and Curaleaf Stamford, Inc., which operate medical cannabis dispensaries in Hartford and Stamford, CT, respectively.

The Company recognized interest expense under the Promissory Note – 2024 of $1,047 for the year ended December 31, 2020.

Secured Promissory Notes – 2029

In January 2017, the Company entered into secured promissory notes (the “Secured Promissory Notes – 2029”) with certain individuals for an aggregate principal amount of $2,505.

The Secured Promissory Notes – 2029 accrued interest at a rate of 12% per annum on the first $224 and 14% per annum on the remaining balance. Principal and interest were due in full on May 1, 2029. This note was paid in full through two payments in 2020 as described below.

The Company paid $1,252 and the respective accrued interest for a total of $1,651 in connection with a buyout of half of  the Remaining Florida Minority Holders in February 2020 (Note 21).  In August 2020, the Company paid $1,253 and the respective accrued interest for a total of $1,766 in connection with the buyout of the second half of the Remaining Florida Minority Holders (Note 21).

The Company recognized interest expense under the Secured Promissory Notes – 2029 of $115 and $300 for the years ended December 31, 2020 and 2019, respectively.

Seller note

The Company issued certain notes payable in conjunction with the Emerald acquisition in the amount of $8,000, the Glendale acquisition in the amount of $7,500, and the Phyto acquisition in the amount of $1,500.  The Company paid $5,000 and the accrued interest related to the Emerald acquisition in January 2020 and the remaining $3,000 and accrued interest was paid in May 2020. The Company paid $2,500 and the accrued interest related to the Glendale acquisition in February 2020 (see Note 4).

Future maturities

As of December 31, 2020, future principal payments due under notes payable were as follows:

Period	Amount
2021	6,500
2022	—
2023	300,000
2024	9,700
2025 and thereafter	427
$316,627

Information about the Company’s exposure to interest rate risks and liquidity risks is included in Note 21.